DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES, Narrative (Details) - 12 months ended Mar. 31, 2020 £ in Millions, $ in Millions	USD ($)	GBP (£)
Derivative Financial Instruments and Hedging Activities [Abstract]
Foreign currency put option contracts amount | £		£ 5
Foreign Exchange Contract
Derivative Financial Instruments and Hedging Activities [Abstract]
Derivative instruments, net losses in accumulated other comprehensive loss | $	$ (1.4)